November 13, 2015

THE DREYFUS FUND INCORPORATED

Supplement to Summary and Statutory Prospectuses

dated May 1, 2015

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the statutory prospectus:

Elizabeth Slover, David Sealy, Barry K. Mills and Leigh Todd are the fund's primary portfolio managers, positions they have held since November 2015, February 2010, February 2010 and November 2015, respectively. Ms. Slover is a senior managing director at The Boston Company Asset Management, LLC ("TBCAM") and the director of TBCAM's global research team. Mr. Sealy is a portfolio manager at TBCAM. Mr. Mills is a senior managing analyst at TBCAM. Ms. Todd is a managing director of TBCAM and a senior research analyst. Each primary portfolio manager also is an employee of Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

Elizabeth Slover, David Sealy, Barry K. Mills and Leigh Todd are the fund's primary portfolio managers and are jointly and primarily responsible for managing the fund’s portfolio. Ms. Slover has been a primary portfolio manager of the fund since November 2015. Ms. Slover is a senior managing director and director of the global research team at TBCAM, a Dreyfus affiliate, where she has been employed since 2005. She also has been employed at Dreyfus since 2001. Mr. Sealy has been a portfolio manager of the fund since June 2005 and a primary portfolio manager of the fund since February 2010. Mr. Sealy is a portfolio manager at TBCAM, where he has been employed since 2005. He also has been employed by Dreyfus since 1997. Mr. Mills has been a portfolio manager of the fund since June 2005 and a primary portfolio manager of the fund since February 2010. Mr. Mills is a senior managing analyst at TBCAM, where he has been employed since June 2005. He also has been employed by Dreyfus since 1999. Ms. Todd has been a primary portfolio manager of the fund since November 2015. Ms. Todd is a managing director and senior research analyst at TBCAM, where she has been employed since 2005. She also has been employed at Dreyfus since 2001.

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November 13, 2015

THE DREYFUS FUND INCORPORATED

Supplement to Statement of Additional Information dated

December 1, 2014, as revised or amended, February 1, 2015, February 27, 2015, March 9, 2015, April 1, 2015, May 1, 2015, June 1, 2015, July 1, 2015, July 31, 2015, September 1, 2015, October 1, 2015, November 1, 2015 and November 10, 2015

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

Elizabeth Slover[1]	15	$6.0 B	2	$207.4M	29	$1.9 B
Leigh Todd[1]	15	$6.0 B	2	$207.4M	29	$1.9 B

1               Because Mses. Slover and Todd became a primary portfolio managers of The Dreyfus Fund Incorporated as of November 12, 2015, their information is as of September 30, 2015.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.  If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts

Elizabeth Slover[1]	Other Pooled Investment Vehicles
	Other Accounts	1	$8.3 M
Leigh Todd[1]	Other Pooled Investment Vehicles
	Other Accounts	1	$8.3 M

1               Because Mses. Slover and Todd became a primary portfolio managers of The Dreyfus Fund Incorporated as of November 12, 2015, their information is as of September 30, 2015.

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The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

Elizabeth Slover	DF1	None
Leigh Todd	DF1	None

1               Mses. Slover and Todd became primary portfolio managers of The Dreyfus Fund Incorporated as of November 12, 2015, and on that date they did not own shares of the respective funds.

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